N-2	Feb. 26, 2024
Cover [Abstract]
Entity Central Index Key	0001697500
Amendment Flag	false
Securities Act File Number	001-38090
Document Type	8-K
Entity Registrant Name	SOLARIS OILFIELD INFRASTRUCTURE, INC.
Entity Address, Address Line One	9651 Katy Freeway, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Entity Emerging Growth Company	false